Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000157835
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class A
Trading Symbol	ETAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Performance Inception Date		Jul. 15, 2015
AssetsNet	$ 379,519,782	$ 379,519,782
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount	$ 1,839,950
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

C000157836
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class C
Trading Symbol	ETCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.82%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Line Graph [Table Text Block]
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,408	$10,210	$10,595
Jun-2017	$11,375	$11,074	$10,562
Jun-2018	$11,319	$11,757	$10,520
Jun-2019	$11,968	$12,668	$11,348
Jun-2020	$12,714	$13,172	$12,339
Jun-2021	$16,000	$16,127	$12,298
Jun-2022	$14,346	$14,324	$11,032
Jun-2023	$14,999	$15,344	$10,929
Jun-2024	$16,736	$16,590	$11,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class C	11.58%	6.94%	5.91%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Performance Inception Date		Jul. 15, 2015
AssetsNet	$ 379,519,782	$ 379,519,782
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount	$ 1,839,950
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

C000157837
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class I
Trading Symbol	ETIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Line Graph [Table Text Block]
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,503	$10,210	$10,595
Jun-2017	$11,603	$11,074	$10,562
Jun-2018	$11,657	$11,757	$10,520
Jun-2019	$12,451	$12,668	$11,348
Jun-2020	$13,352	$13,172	$12,339
Jun-2021	$16,973	$16,127	$12,298
Jun-2022	$15,368	$14,324	$11,032
Jun-2023	$16,229	$15,344	$10,929
Jun-2024	$18,297	$16,590	$11,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class I	12.75%	8.00%	6.97%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Performance Inception Date		Jul. 15, 2015
AssetsNet	$ 379,519,782	$ 379,519,782
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount	$ 1,839,950
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

C000157838
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class N
Trading Symbol	ETNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$102	1.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended 6/30/2024, the Fund outperformed its primary benchmark. The Fund’s equity positions outperformed its benchmark for the year across many sectors (IT, Industrials, Energy, and Utilities), while underperforming in Consumer Discretionary and Financials. The Fund’s fixed income positions outperformed its benchmark due to the strength of corporate bonds versus treasuries. We believe the Fund is well-positioned in key growth themes (technology, AI, electrification, energy efficiency, and infrastructure). We remain focused on resilient companies led by excellent management teams and positioned for long-term growth. With lower interest rates, balanced strategies providing exposure to high-quality, dividend-growing equities, along with downside protection, may regain favor. We remain committed to resilient growth, strong financials, stakeholder value creation, and the overarching theme of human flourishing.

Line Graph [Table Text Block]
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,479	$10,210	$10,595
Jun-2017	$11,558	$11,074	$10,562
Jun-2018	$11,591	$11,757	$10,520
Jun-2019	$12,358	$12,668	$11,348
Jun-2020	$13,226	$13,172	$12,339
Jun-2021	$16,772	$16,127	$12,298
Jun-2022	$15,166	$14,324	$11,032
Jun-2023	$15,982	$15,344	$10,929
Jun-2024	$17,983	$16,590	$11,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 15, 2015)
Eventide Balanced Fund - Class N	12.52%	7.79%	6.77%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	8.12%	5.54%	5.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%

Performance Inception Date		Jul. 15, 2015
AssetsNet	$ 379,519,782	$ 379,519,782
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount	$ 1,839,950
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$379,519,782
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$1,839,950
Portfolio Turnover	43%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	26.2%
Chemicals	2.3%
Banking	2.3%
Government Owned, No Guarantee	2.8%
Institutional Financial Services	2.9%
Retail - Discretionary	3.1%
Industrial Support Services	3.2%
Insurance	3.8%
Semiconductors	4.3%
Software	4.6%
Technology Services	4.7%
Reit	5.6%
Oil & Gas Producers	5.9%
Electrical Equipment	6.2%
Electric Utilities	7.6%
Agency Fixed Rate	12.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	3.2%
nVent Electric PLC	3.0%
Arthur J Gallagher & Company	2.6%
Roper Technologies, Inc.	2.6%
CDW Corporation	2.3%
KLA Corporation	2.3%
Targa Resources Corporation	2.0%
Ferguson PLC	2.0%
Williams Companies, Inc. (The)	1.8%
Houlihan Lokey, Inc.	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). The Fund’s name changed from “Eventide Multi-Asset Income Fund” to “Eventide Balanced Fund” on November 1, 2023. That same day, the Fund adopted a policy to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

C000220844
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class A
Trading Symbol	ETARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

Performance Inception Date		Jul. 31, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 137,304,892	$ 137,304,892
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 225,991
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000220845
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class C
Trading Symbol	ETCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.58%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

Line Graph [Table Text Block]
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,698	$9,820
Jun-2022	$8,499	$8,809
Jun-2023	$8,357	$8,727
Jun-2024	$8,485	$8,956

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class C	1.53%	- 4.11%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

Performance Inception Date		Jul. 31, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 137,304,892	$ 137,304,892
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 225,991
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000220846
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class I
Trading Symbol	ETIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

Line Graph [Table Text Block]
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,776	$9,820
Jun-2022	$8,651	$8,809
Jun-2023	$8,593	$8,727
Jun-2024	$8,812	$8,956

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class I	2.54%	- 3.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

Performance Inception Date		Jul. 31, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 137,304,892	$ 137,304,892
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 225,991
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000220843
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class N
Trading Symbol	ETNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund for the year was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. Corporate bonds outperformed treasuries for the year ended 6/30/24, which had a positive impact on the Fund's returns on an absolute and relative basis. However, this positive effect was offset by higher long-term rates as the yield curve flattened, resulting in slight underperformance of the Fund relative to the benchmark.

Line Graph [Table Text Block]
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,761	$9,820
Jun-2022	$8,620	$8,809
Jun-2023	$8,543	$8,727
Jun-2024	$8,743	$8,956

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 31, 2020)
Eventide Core Bond Fund - Class N	2.34%	- 3.37%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.78%

Performance Inception Date		Jul. 31, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 137,304,892	$ 137,304,892
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 225,991
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,304,892
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$225,991
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	14.5%
Technology Services	1.5%
Retail - Discretionary	1.7%
Auto Loan	1.7%
Software	2.3%
Semiconductors	2.5%
Engineering & Construction	2.7%
Banking	3.0%
Institutional Financial Services	3.0%
Oil & Gas Producers	3.8%
Reit	4.3%
Single-Family Housing	5.2%
Government Owned, No Guarantee	5.5%
Government Sponsored	7.3%
Electric Utilities	11.7%
Agency Fixed Rate	26.6%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Freddie Mac Pool, 4.500%, due 08/1/52	1.8%
Fannie Mae Pool, 2.000%, due 06/1/51	1.8%
Fannie Mae Pool, 5.500%, due 01/1/53	1.6%
Fannie Mae Pool, 4.500%, due 11/1/52	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Morgan Stanley, 0.864%, due 10/21/25	1.6%
Freddie Mac Pool, 3.500%, due 06/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000193764
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Opportunities Fund
Class Name	Class A
Trading Symbol	ETADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Performance Inception Date		Sep. 29, 2017
Material Change Date	Jun. 30, 2024
AssetsNet	$ 863,913,670	$ 863,913,670
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 4,876,704
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$863,913,670 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$4,876,704 Portfolio Turnover38%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000193765
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Opportunities Fund
Class Name	Class C
Trading Symbol	ETCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.95%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Line Graph [Table Text Block]
	Eventide Dividend Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,763	$10,897	$11,146
Jun-2019	$10,577	$11,723	$10,713
Jun-2020	$11,188	$11,654	$10,166
Jun-2021	$16,326	$17,332	$17,109
Jun-2022	$14,110	$14,753	$12,770
Jun-2023	$15,490	$16,886	$14,093
Jun-2024	$18,665	$18,980	$15,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class C	20.50%	12.03%	9.69%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Performance Inception Date		Sep. 29, 2017
Material Change Date	Jun. 30, 2024
AssetsNet	$ 863,913,670	$ 863,913,670
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 4,876,704
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$863,913,670 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$4,876,704 Portfolio Turnover38%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000193766
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Opportunities Fund
Class Name	Class I
Trading Symbol	ETIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Line Graph [Table Text Block]
	Eventide Dividend Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,832	$10,897	$11,146
Jun-2019	$10,756	$11,723	$10,713
Jun-2020	$11,487	$11,654	$10,166
Jun-2021	$16,942	$17,332	$17,109
Jun-2022	$14,787	$14,753	$12,770
Jun-2023	$16,404	$16,886	$14,093
Jun-2024	$19,962	$18,980	$15,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class I	21.70%	13.16%	10.78%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Performance Inception Date		Sep. 29, 2017
Material Change Date	Jun. 30, 2024
AssetsNet	$ 863,913,670	$ 863,913,670
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 4,876,704
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$863,913,670 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$4,876,704 Portfolio Turnover38%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000193767
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Opportunities Fund
Class Name	Class N
Trading Symbol	ETNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmark for the year ended 6/30/2024. The Fund outperformed in many sectors (IT, Industrials, Energy, Utilities) and underperformed in Consumer Discretionary and Financials. We continue to add high-quality companies in growth areas (technology, AI, electrification, infrastructure). Emphasizing attractive valuations, dividend growth, and strong business fundamentals, we believe we are well-positioned for volatility or a pivot to lower interest rates, as investors seek dividends. The Fund may lag during rallies led by lower-quality or cyclical sectors. Our experience bolsters our confidence that high-quality, dividend-growth companies serving customers and stakeholders well also serve shareholders well. We are committed to resilient growth, strong financials, value creation, and human flourishing.

Line Graph [Table Text Block]
	Eventide Dividend Opportunities Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,813	$10,897	$11,146
Jun-2019	$10,716	$11,723	$10,713
Jun-2020	$11,424	$11,654	$10,166
Jun-2021	$16,817	$17,332	$17,109
Jun-2022	$14,647	$14,753	$12,770
Jun-2023	$16,216	$16,886	$14,093
Jun-2024	$19,686	$18,980	$15,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 29, 2017)
Eventide Dividend Opportunities Fund - Class N	21.40%	12.93%	10.55%
Bloomberg US Mid Cap Total Return Index	12.40%	10.12%	9.96%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.24%

Performance Inception Date		Sep. 29, 2017
Material Change Date	Jun. 30, 2024
AssetsNet	$ 863,913,670	$ 863,913,670
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 4,876,704
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$863,913,670 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$4,876,704 Portfolio Turnover38%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.4%
Diversified Industrials	2.2%
Home Construction	2.4%
Retail - Discretionary	2.8%
Institutional Financial Services	2.7%
Industrial Support Services	4.9%
Semiconductors	5.1%
Medical Equipment & Devices	5.1%
Insurance	5.3%
Chemicals	5.5%
Software	7.0%
Reit	7.2%
Technology Services	7.7%
Electric Utilities	8.2%
Oil & Gas Producers	8.4%
Electrical Equipment	10.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.4%
nVent Electric PLC	5.1%
Arthur J Gallagher & Company	4.5%
Roper Technologies, Inc.	4.4%
CDW Corporation	4.1%
KLA Corporation	4.0%
Targa Resources Corporation	3.5%
Ferguson PLC	3.4%
Williams Companies, Inc. (The)	3.2%
STERIS plc	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000219892
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class A
Trading Symbol	ETAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.68%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Performance Inception Date		Jun. 30, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 115,486,506	$ 115,486,506
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 1,245,618
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000219893
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class C
Trading Symbol	ETCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.43%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Line Graph [Table Text Block]
	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$18,980	$15,247	$16,831
Jun-2022	$10,928	$10,839	$12,562
Jun-2023	$11,912	$12,771	$13,864
Jun-2024	$11,780	$13,947	$14,800

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class C	- 1.11%	4.18%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Performance Inception Date		Jun. 30, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 115,486,506	$ 115,486,506
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 1,245,618
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000219894
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class I
Trading Symbol	ETIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.43%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Line Graph [Table Text Block]
	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,140	$15,247	$16,831
Jun-2022	$11,128	$10,839	$12,562
Jun-2023	$12,254	$12,771	$13,864
Jun-2024	$12,244	$13,947	$14,800

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class I	- 0.08%	5.19%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Performance Inception Date		Jun. 30, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 115,486,506	$ 115,486,506
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 1,245,618
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000219891
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class N
Trading Symbol	ETNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$163	1.63%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The fiscal year began with the widest market dispersion between large and small companies in 20 years. This fissure provided opportunities to assert a contrarian position aligned with our vision for long-term success. At year’s end, the Fund – focusing on the long-term growth potential of small and mid-cap companies driven by innovative, high-performing cultures and strategic, high-integrity leadership – struggled against the overperforming large and mega-caps. We remain convinced the laggards harbor substantial potential, though they have in the short term negatively affected performance. Our fundamental analysis reveals companies we believe are unfairly overlooked, a dynamic that can present investment opportunities at attractive prices. We are confident in the Fund’s portfolio companies and look forward to the market realizing their potential.

Line Graph [Table Text Block]
	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,100	$15,247	$16,831
Jun-2022	$11,078	$10,839	$12,562
Jun-2023	$12,174	$12,771	$13,864
Jun-2024	$12,143	$13,947	$14,800

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2020)
Eventide Exponential Technologies Fund - Class N	- 0.25%	4.97%
Bloomberg US 2500 Technology Total Return Index	9.21%	8.67%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	10.30%

Performance Inception Date		Jun. 30, 2020
Material Change Date	Jun. 30, 2024
AssetsNet	$ 115,486,506	$ 115,486,506
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 1,245,618
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,486,506
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,245,618
Portfolio Turnover	70%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Asset Management	0.6%
Renewable Energy	1.0%
Electrical Equipment	3.0%
Biotech & Pharma	3.9%
Industrial Intermediate Prod	4.3%
Advertising & Marketing	4.8%
Technology Services	9.5%
Semiconductors	19.3%
Software	48.9%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Monday.com Ltd.	5.6%
Datadog, Inc. - Class A	5.4%
Monolithic Power Systems, Inc.	5.3%
Synopsys, Inc.	5.1%
Constellation Software, Inc.	4.8%
Trade Desk, Inc. (The) - Class A	4.8%
Lam Research Corporation	4.7%
Xometry, Inc.	4.3%
KLA Corporation	4.0%
TransMedics Group, Inc.	3.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000080457
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class A
Trading Symbol	ETAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.41%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,349,337,130	$ 3,349,337,130
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 35,349,592
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000080458
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class C
Trading Symbol	ETCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.16%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

Line Graph [Table Text Block]
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,725	$10,917	$10,485
Jun-2016	$9,423	$10,827	$9,804
Jun-2017	$11,990	$12,453	$12,228
Jun-2018	$14,992	$14,410	$14,371
Jun-2019	$17,317	$16,210	$13,813
Jun-2020	$20,037	$17,717	$13,107
Jun-2021	$29,699	$25,573	$22,060
Jun-2022	$19,837	$19,875	$16,465
Jun-2023	$22,787	$23,351	$18,171
Jun-2024	$22,470	$26,123	$19,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class C	- 1.39%	5.35%	8.43%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,349,337,130	$ 3,349,337,130
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 35,349,592
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000080459
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class I
Trading Symbol	ETILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.16%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

Line Graph [Table Text Block]
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,845	$10,917	$10,485
Jun-2016	$9,615	$10,827	$9,804
Jun-2017	$12,356	$12,453	$12,228
Jun-2018	$15,609	$14,410	$14,371
Jun-2019	$18,209	$16,210	$13,813
Jun-2020	$21,277	$17,717	$13,107
Jun-2021	$31,864	$25,573	$22,060
Jun-2022	$21,500	$19,875	$16,465
Jun-2023	$24,940	$23,351	$18,171
Jun-2024	$24,841	$26,123	$19,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class I	- 0.40%	6.41%	9.53%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,349,337,130	$ 3,349,337,130
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 35,349,592
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000065340
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class N
Trading Symbol	ETGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$136	1.36%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The year began with attractive valuations for smid-cap equities. Our positioning in October 2023 led to outperformance relative to the smid-cap category. However, “higher for longer” interest rate fears gripped the market, and the Fund underperformed in the second half of the fiscal year. Cybersecurity and supply chain resiliency provided positive attribution; but renewable energy, digital payments, and consumer health (more sensitive to high rates) hurt the Fund. The Fund remains focused on long-term opportunities, including recently out-of-favor companies. We expect the Fund to do well in a strong economy with stable or declining interest rates. The strategy may underperform if rates rise or the economy recedes. We believe high-quality companies that create value and trade at a discount to intrinsic value offer superior long-term risk-adjusted returns.

Line Graph [Table Text Block]
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,820	$10,917	$10,485
Jun-2016	$9,576	$10,827	$9,804
Jun-2017	$12,283	$12,453	$12,228
Jun-2018	$15,481	$14,410	$14,371
Jun-2019	$18,021	$16,210	$13,813
Jun-2020	$21,023	$17,717	$13,107
Jun-2021	$31,415	$25,573	$22,060
Jun-2022	$21,158	$19,875	$16,465
Jun-2023	$24,494	$23,351	$18,171
Jun-2024	$24,343	$26,123	$19,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class N	- 0.62%	6.20%	9.30%
Bloomberg US Mid Cap Growth Total Return Index	11.87%	10.01%	10.08%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,349,337,130	$ 3,349,337,130
Holdings Count | Holding	76	76
Advisory Fees Paid, Amount	$ 35,349,592
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,349,337,130
Number of Portfolio Holdings	76
Advisory Fee	$35,349,592
Portfolio Turnover	36%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.6%
Specialty Finance	1.4%
Automotive	1.4%
Industrial Intermediate Prod	1.9%
Home Construction	2.6%
Technology Services	3.1%
Wholesale - Discretionary	3.3%
Transportation & Logistics	3.6%
Advertising & Marketing	3.6%
Retail - Discretionary	3.9%
Commercial Support Services	6.2%
Electrical Equipment	7.6%
Medical Equipment & Devices	7.3%
Semiconductors	9.0%
Biotech & Pharma	15.7%
Software	23.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	6.0%
Waste Connections, Inc.	4.2%
TransMedics Group, Inc.	4.0%
Datadog, Inc. - Class A	3.7%
Trade Desk, Inc. (The) - Class A	3.6%
Old Dominion Freight Line, Inc.	3.3%
Crowdstrike Holdings, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.7%
Roper Technologies, Inc.	2.7%
Mettler-Toledo International, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000121707
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class A
Trading Symbol	ETAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.57%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

AssetsNet	$ 1,439,915,749	$ 1,439,915,749
Holdings Count | Holding	94	94
Advisory Fees Paid, Amount	$ 17,506,668
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

C000121708
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class C
Trading Symbol	ETCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.32%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$14,801	$16,403	$10,485
Jun-2016	$10,635	$10,569	$9,804
Jun-2017	$13,203	$15,113	$12,228
Jun-2018	$19,498	$18,682	$14,371
Jun-2019	$21,415	$17,249	$13,813
Jun-2020	$26,498	$22,027	$13,107
Jun-2021	$29,002	$26,695	$22,060
Jun-2022	$18,450	$14,645	$16,465
Jun-2023	$25,409	$16,421	$18,171
Jun-2024	$22,757	$18,381	$19,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class C	- 10.44%	1.22%	8.57%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

AssetsNet	$ 1,439,915,749	$ 1,439,915,749
Holdings Count | Holding	94	94
Advisory Fees Paid, Amount	$ 17,506,668
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

C000121710
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class I
Trading Symbol	ETIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$14,946	$16,403	$10,485
Jun-2016	$10,842	$10,569	$9,804
Jun-2017	$13,596	$15,113	$12,228
Jun-2018	$20,340	$18,682	$14,371
Jun-2019	$22,522	$17,249	$13,813
Jun-2020	$28,147	$22,027	$13,107
Jun-2021	$31,114	$26,695	$22,060
Jun-2022	$19,996	$14,645	$16,465
Jun-2023	$27,817	$16,421	$18,171
Jun-2024	$25,154	$18,381	$19,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class I	- 9.58%	2.23%	9.66%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

AssetsNet	$ 1,439,915,749	$ 1,439,915,749
Holdings Count | Holding	94	94
Advisory Fees Paid, Amount	$ 17,506,668
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

C000121709
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class N
Trading Symbol	ETNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As the fiscal year began, the market faced the implications of “higher for longer” interest rates. With hopes for rate cuts diminishing, Biotechnology underperformed, though the disruption did offer investors attractive entry points. We are confident in the Fund’s investment process and the Healthcare sector’s remarkable innovation in diabetes, Alzheimer’s, cancer, and other conditions of unmet need.  Given the scarcity of capital, the Fund has been overweight those in later development stages, especially in oncology and immunology. We believe the Fund is strategically aligned to leverage the Biotech’s anticipated growth. Despite recent underperformance relative to the Fund’s benchmark, we believe our focus on companies with high likelihood of clinical and commercial success positions the Fund well for long-term value creation.

Line Graph [Table Text Block]
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$14,923	$16,403	$10,485
Jun-2016	$10,799	$10,569	$9,804
Jun-2017	$13,518	$15,113	$12,228
Jun-2018	$20,180	$18,682	$14,371
Jun-2019	$22,301	$17,249	$13,813
Jun-2020	$27,805	$22,027	$13,107
Jun-2021	$30,680	$26,695	$22,060
Jun-2022	$19,681	$14,645	$16,465
Jun-2023	$27,322	$16,421	$18,171
Jun-2024	$24,657	$18,381	$19,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class N	- 9.76%	2.03%	9.44%
S&P Biotechnology Select Industry Total Return Index	11.93%	1.28%	6.28%
Bloomberg US 3000 Equal Weight Total Return Index	6.75%	7.03%	6.85%

AssetsNet	$ 1,439,915,749	$ 1,439,915,749
Holdings Count | Holding	94	94
Advisory Fees Paid, Amount	$ 17,506,668
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,439,915,749
Number of Portfolio Holdings	94
Advisory Fee	$17,506,668
Portfolio Turnover	71%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.4%
Software	3.2%
Medical Equipment & Devices	12.7%
Biotech & Pharma	80.5%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Celldex Therapeutics, Inc.	4.0%
Mirum Pharmaceuticals, Inc.	4.0%
Vaxcyte, Inc.	3.9%
Insmed, Inc.	3.1%
Aura Biosciences, Inc.	3.0%
Guardant Health, Inc.	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Axsome Therapeutics, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.5%
Lexeo Therapeutics, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). As of January 2024, Dr. Kyle Rasbach is no longer a portfolio manager of the Fund.

C000236480
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class A
Trading Symbol	ETLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Performance Inception Date		Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

AssetsNet	$ 106,183,183	$ 106,183,183
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 218,136
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,183,183 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$218,136 Portfolio Turnover101%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

C000236481
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class C
Trading Symbol	ETLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.94%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.94%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,360	$11,959
Jun-2024	$13,790	$14,896

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class C	21.39%	17.43%
S&P 500® Index	24.56%	22.05%

Performance Inception Date		Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

AssetsNet	$ 106,183,183	$ 106,183,183
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 218,136
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,183,183 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$218,136 Portfolio Turnover101%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

C000236482
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class I
Trading Symbol	ETLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,455	$11,959
Jun-2024	$14,058	$14,896

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class I	22.73%	18.57%
S&P 500® Index	24.56%	22.05%

Performance Inception Date		Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

AssetsNet	$ 106,183,183	$ 106,183,183
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 218,136
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,183,183 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$218,136 Portfolio Turnover101%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

C000236479
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class N
Trading Symbol	ETLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Line Graph [Table Text Block]
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,443	$11,959
Jun-2024	$14,014	$14,896

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2022)
Eventide Large Cap Focus Fund - Class N	22.47%	18.38%
S&P 500® Index	24.56%	22.05%

Performance Inception Date		Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s outperformance in Information Technology, Industrials, Utilities, Energy, and Consumer Staples was offset by underperformance in Health Care, Financials, Consumer Discretionary, Communication Services, and Materials. While the macroeconomic conditions were volatile, the companies in the Fund’s portfolio benefitted from idiosyncratic factors, such as market share gains due to strong customer service. Beyond market dynamics, the intrinsic strength of the Fund’s portfolio companies lies in their industry leadership and commitment to addressing fundamental human needs. They have innovative and proprietary technologies, experienced management teams, strong corporate cultures, and fortress-like balance sheets. These attributes give us confidence in the sustained success and resilience of the Fund’s portfolio companies, both in the near future and over the long term.

AssetsNet	$ 106,183,183	$ 106,183,183
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 218,136
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,183,183 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$218,136 Portfolio Turnover101%
Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Industries	6.1%
Insurance	1.9%
Transportation & Logistics	2.3%
Medical Equipment & Devices	2.3%
Institutional Financial Services	2.3%
Home Construction	3.2%
Industrial Support Services	3.4%
Technology Services	5.6%
Electrical Equipment	5.6%
Oil & Gas Producers	5.8%
Electric Utilities	6.0%
Biotech & Pharma	6.2%
Chemicals	8.8%
Retail - Discretionary	9.6%
Software	13.5%
Semiconductors	14.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Linde plc	5.5%
Lam Research Corporation	5.0%
S&P Global, Inc.	4.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Ferguson PLC	3.4%
Sherwin-Williams Company (The)	3.3%
O'Reilly Automotive, Inc.	3.3%
Williams Companies, Inc. (The)	3.3%
Southern Company (The)	3.2%
DR Horton, Inc.	3.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771-EVEN (3836). Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on May 1, 2024. Ms. Bamford joined Anant Goel and Andrew Singer as portfolio managers of the Fund.

C000202730
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class A
Trading Symbol	ETABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Material Change Date	Jun. 30, 2024
AssetsNet	$ 145,825,539	$ 145,825,539
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 220,232
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000202731
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class C
Trading Symbol	ETCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.55%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 14, 2018)
Eventide Limited-Term Bond Fund - Class C	4.26%	0.11%	0.85%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.69%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.03%

Performance Inception Date		Dec. 14, 2018
Material Change Date	Jun. 30, 2024
AssetsNet	$ 145,825,539	$ 145,825,539
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 220,232
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000202732
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class I
Trading Symbol	ETIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Line Graph [Table Text Block]
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,998	$10,131	$10,186
Jun-2016	$10,263	$10,398	$10,797
Jun-2017	$10,250	$10,409	$10,763
Jun-2018	$10,223	$10,388	$10,720
Jun-2019	$10,725	$10,943	$11,564
Jun-2020	$11,216	$11,537	$12,575
Jun-2021	$11,289	$11,583	$12,533
Jun-2022	$10,610	$10,981	$11,243
Jun-2023	$10,765	$11,002	$11,137
Jun-2024	$11,341	$11,515	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class I	5.35%	1.12%	1.27%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.42%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 145,825,539	$ 145,825,539
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 220,232
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000202733
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class N
Trading Symbol	ETNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2024, was materially impacted by fluctuations of the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark for the one-year period ended 6/30/24, which was primarily due to the Fund's allocation to corporate bonds. Short-term corporate bonds significantly outperformed short-term treasuries, and the Fund's corporate bond investments outperformed the performance of corporate bond allocations within the benchmark.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 14, 2018)
Eventide Limited-Term Bond Fund - Class N	5.18%	0.93%	1.67%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.69%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.03%

Performance Inception Date		Dec. 14, 2018
Material Change Date	Jun. 30, 2024
AssetsNet	$ 145,825,539	$ 145,825,539
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 220,232
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,825,539
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$220,232
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Industries	19.4%
Machinery	2.3%
Single-Family Housing	2.7%
Software	3.0%
Auto Loan	3.3%
Engineering & Construction	3.7%
Institutional Financial Services	3.8%
Oil & Gas Producers	3.9%
Insurance	4.2%
Agency Fixed Rate	4.6%
Retail - Discretionary	5.5%
Banking	5.9%
Reit	6.5%
Government Sponsored	7.3%
Government Owned, No Guarantee	9.8%
Electric Utilities	11.4%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.1%
Bank of America Corporation, 2.456%, due 10/22/25	2.0%
Morgan Stanley, 0.864%, due 10/21/25	2.0%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.9%
Aflac, Inc., 1.125%, due 03/15/26	1.8%
CarMax Auto Owner Trust 2020-4, 1.300%, due 08/17/26	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.7%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.